SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Future Amortization Expense of Patents (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Total patent amortization expense	$ 402,700	$ 439,836	$ 813,397
Patents
Finite Lived Intangible Assets [Line Items]
Total patent amortization expense		439,836	$ 813,397
Awarded Patents | Patents
Finite Lived Intangible Assets [Line Items]
2021		37,429
2022		33,924
2023		25,154
2024		7,233
Total patent amortization expense		$ 103,740